Acquisitions, divestments and equity-accounted companies - Divestments and spin-offs (Details) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 03, 2022 CHF (SFr)	Oct. 03, 2022 USD ($)	Dec. 31, 2020 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from continuing operations before income taxes	$ 4,778	$ 3,394	$ 5,787
Accumulated other comprehensive loss	(5,070)	(4,556)	(4,088)			$ (4,002)
Cash and equivalents	3,891	4,156
Spinoff [Member] | Noncontrolling Interest [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets					$ 12
Spinoff [Member] | Retained Earnings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets					272
Accumulated other comprehensive loss					95
Cash and equivalents					172
Accelleron [Member] | Spinoff [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Short-term intercompany loan				SFr 300	$ 306
Dodge [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from continuing operations before income taxes			115
Recognized net gain on sale of business			2,193
Proceeds from divestments of consolidated businesses, net of transaction costs			2,958
Turbocharging Division [Member] | Spinoff [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from continuing operations before income taxes		$ 134	$ 186
Power Conversion Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Recognized net gain on sale of business	101
Proceeds from divestments of consolidated businesses, net of transaction costs	$ 553